Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation of consolidated statement of cash flow (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net cash flows provided by operating activities	$ 92,065	$ 112,975
Cash flows from financing activities
Net cash flows used in financing activities	$ (166,301)	$ (246,122)